SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH MAY 2001

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

05-01    GF     1700     8.1500       9.70	       Weeden & Co.
05-02   " "     6700     8.1440       9.82              " "
05-03   " "     5200     8.1223       9.58              " "
05-04   " "     1800     8.1600       9.63		  " "
05-07   " "     2800     8.0500       9.60              " "
05-08   " "     4900     8.0849       9.59              " "
05-09   " "     5600     8.1000       9.45              " "
05-10   " "     5300     8.2377       9.46              " "
05-11   " "     5600     8.1014       9.36              " "
05-14   " "     5300     7.8206       9.17              " "
05-15   " "     5000     7.8680       9.25              " "
05-16   " "     5300     7.7892       9.36              " "
05-17   " "     4600     7.6891       9.55              " "
05-18   " "     5300     7.7200       9.49              " "
05-21   " "     6000     7.7088       9.58              " "
05-22   " "     5700     7.8289       9.65              " "
05-23   " "     5900     7.7581       9.43              " "
05-24   " "     6000     7.6850       9.47              " "
05-25   " "     5800     7.6310       9.43              " "
05-29   " "     5000     7.5530       9.27              " "
05-30   " "     4700     7.4191       9.03              " "
05-31   " "     4900     7.3347       8.97              " "



The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          06/01/01